Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 31,216,000	$ 29,594,000
Orphan drug and research and development credit carry forwards	4,909,000	3,556,000
Equity based compensation	1,923,000	2,049,000
Intangibles	2,090,000	2,140,000
Total	40,138,000	37,339,000
Valuation allowance	(40,138,000)	(37,339,000)
Net deferred tax assets